Citi

100 Summer St., Suite 1500

Boston, Massachusetts 02110

June 4, 2015

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Boston Trust & Walden Funds (the “Registrant”);

File Nos. 33-44964 and 811-06526

Ladies and Gentlemen:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectus supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 2, 2015 (Accession No. 0001104659-15-042858), which is incorporated herein by reference.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297 or Emily Little at (614) 496-3234.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Secretary to the Registrant